Schedule of Investments

July 31, 2019 (Unaudited)

Schedule of Investments LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (54.0%)
Aerospace & Defense (0.5%)
Raytheon	400	$73

Agricultural Products (0.4%)
Ingredion	700	54

Application Software (0.5%)
CDK Global	1,400	73

Asset Management & Custody Banks (0.4%)
New Mountain Finance	4,200	58

Automotive (0.4%)
Ford Motor	6,300	60

Automotive Retail (1.4%)
AutoZone*	180	202

Biotechnology (1.1%)
Amgen	500	93
Gilead Sciences	900	59

		152

Chemicals (0.3%)
Eastman Chemical	600	45

Commercial Services (0.9%)
Sykes Enterprises*	1,600	45
Western Union	3,900	82

		127

Computers & Services (2.4%)
Apple	400	85
eBay	1,400	58
Oracle	3,400	191

		334

Consumer Staples (0.4%)
Kimberly-Clark	400	54

Drug Retail (0.8%)
Walgreens Boots Alliance	2,000	109

Electrical Services (5.1%)
Ameren	2,300	174
Edison International	900	67
Entergy	2,000	211
Exelon	6,000	271

		723

Environmental & Facilities Services (2.2%)
Republic Services, Cl A	1,300	116

LSV Global Managed Volatility Fund

	Shares	Value (000)
Environmental & Facilities Services (continued)
Waste Management	1,600	$187

		302

Financial Services (0.5%)
Arbor Realty Trust	5,900	72

Food, Beverage & Tobacco (3.7%)
Altria Group	3,000	141
JM Smucker	1,300	144
Molson Coors Brewing, Cl B	900	49
Tyson Foods, Cl A	2,300	183

		517

Gas/Natural Gas (0.7%)
National Fuel Gas	2,100	100

General Merchandise Stores (1.8%)
Target	3,000	259

Health Care Facilities (0.5%)
HCA Holdings	500	67

Insurance (4.0%)
Aflac	1,800	95
Allstate	2,500	268
American Financial Group	800	82
Berkshire Hathaway, Cl B*	600	123

		568

IT Consulting & Other Services (1.8%)
Amdocs	2,300	147
International Business Machines	700	104

		251

Machinery (0.8%)
Allison Transmission Holdings	2,500	115

Media & Entertainment (0.6%)
Comcast, Cl A	2,000	86

Mortgage REIT’s (2.0%)
Annaly Capital Management	7,900	75
MFA Financial	10,000	72
Starwood Property Trust	3,100	72
Two Harbors Investment	4,500	61

		280

Office Equipment (0.5%)
Societe BIC	900	63

Paper Packaging (1.3%)
Sealed Air	1,700	71

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Paper Packaging (continued)
Sonoco Products	1,800	$108

		179

Petroleum & Fuel Products (3.0%)
Chevron	1,400	172
ExxonMobil	900	67
Phillips 66	1,200	123
Valero Energy	700	60

		422

Pharmaceuticals (5.7%)
AbbVie	700	47
Eli Lilly	600	65
Johnson & Johnson	1,500	195
Merck	2,800	233
Pfizer	6,900	268

		808

Real Estate (1.0%)
Citycon	7,000	71
Spirit Realty Capital	1,600	71

		142

Retail (1.8%)
Brinker International	1,100	44
Kohl’s	800	43
Kroger	2,700	57
Walmart	1,000	110

		254

Semi-Conductors/Instruments (1.9%)
Intel	5,300	268

Specialized REIT’s (0.6%)
Gaming and Leisure Properties	2,400	91

Telephones & Telecommunications (5.0%)
AT&T	3,500	119
Cisco Systems	2,000	111
F5 Networks*	400	59
Juniper Networks	1,600	43
Motorola Solutions	400	66
Verizon Communications	5,600	310

		708

TOTAL U.S. COMMON STOCK (Cost $7,248)		7,617

Foreign Common Stock (44.9%)
Australia (1.2%)
AGL Energy	9,100	130

LSV Global Managed Volatility Fund

	Shares	Value (000)
Australia (continued)
Coca-Cola Amatil	5,900	$43

		173

Belgium (1.2%)
Ageas	1,500	80
Proximus SADP	2,800	80

		160

Canada (4.7%)
Bank of Montreal	800	60
Bank of Nova Scotia	1,100	59
Canadian Imperial Bank of Commerce	600	47
Canadian Tire, Cl A	700	76
Loblaw	1,400	73
National Bank of Canada	1,200	58
Power Financial	2,900	63
TELUS	4,700	169
Toronto-Dominion Bank	900	53

		658

China (0.3%)
Shenzhen Expressway, Cl H	36,000	43

Denmark (0.4%)
Scandinavian Tobacco Group(A)	5,100	54

France (2.9%)
Cie Generale des Etablissements Michelin SCA	600	66
Sanofi	2,500	209
Total	2,600	135

		410

Germany (1.5%)
Evonik Industries	2,600	74
Muenchener Rueckversicherungs	400	96
Talanx	1,000	42

		212

Hong Kong (2.9%)
Bank of Communications, Cl H	84,000	61
China Mobile	21,500	183
China Telecom, Cl H	108,000	49
Dah Sing Banking Group	20,000	35

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Hong Kong (continued)
Johnson Electric Holdings	19,000	$34
Kerry Properties	13,500	51

		413

Hungary (0.5%)
Magyar Telekom Telecommunications	48,800	71

Israel (0.3%)
Mizrahi Tefahot Bank*	1,900	46

Italy (1.4%)
Enel	17,300	118
Hera	22,200	83

		201

Japan (8.8%)
AEON REIT Investment	100	130
Aisin Seiki	1,500	49
Astellas Pharma	4,800	68
Canon	2,500	68
DCM Holdings	7,300	69
FUJIFILM Holdings	1,700	81
Honda Motor	2,200	55
ITOCHU	5,200	99
Japan Airlines	3,200	100
KDDI	3,000	78
Nippon Flour Mills	3,700	58
Nippon Telegraph & Telephone	3,700	167
Teijin	3,400	59
Toyota Motor	1,100	71
Ube Industries	2,500	52
Yamaguchi Financial Group	5,800	40

		1,244

Malaysia (0.9%)
AMMB Holdings	22,300	23
RHB Bank	79,800	106

		129

Netherlands (1.7%)
Koninklijke Ahold Delhaize	4,800	108
Royal Dutch Shell, Cl B	1,800	57
Signify(A)	2,400	65

		230

LSV Global Managed Volatility Fund

	Shares	Value (000)
New Zealand (0.4%)
Z Energy	14,200	$61

Russia (0.5%)
LUKOIL PJSC ADR	900	73

Singapore (1.7%)
Ascott Residence Trust	84,800	81
DBS Group Holdings	3,100	59
United Overseas Bank	5,200	99

		239

South Korea (2.8%)
KB Financial Group	1,400	51
Kia Motors	1,400	52
KT&G	1,000	81
LG Uplus	4,100	45
Samsung Card	2,100	65
SK Telecom	500	105

		399

Sweden (0.6%)
Resurs Holding(A)	13,100	75

Switzerland (1.9%)
Roche Holding AG	600	161
Valiant Holding	1,000	102

		263

Taiwan (1.7%)
China Motor*	56,000	46
Greatek Electronics	37,000	53
SinoPac Financial Holdings	145,000	57
Taichung Commercial Bank*	216,000	88

		244

Thailand (2.1%)
Kiatnakin Bank	27,300	65
Krung Thai Bank	116,500	74
PTT Global Chemical	18,000	35
Tisco Financial Group	36,300	119

		293

United Kingdom (4.5%)
BAE Systems	18,500	123
BP	8,500	56
BT Group, Cl A	30,300	71
GlaxoSmithKline	7,900	164
Imperial Brands	4,600	117

Schedule of Investments

July 31, 2019 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
United Kingdom (continued)
Tate & Lyle	11,800	$108

		639

TOTAL FOREIGN COMMON STOCK (Cost $6,679)		6,330

	Face Amount (000)

Repurchase Agreement (0.3%)
South Street Securities 2.300%, dated 07/31/19, to be repurchased on 08/01/19, repurchase price $46 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $43, 0.000% -3.000%, 11/30/19 -02/15/49; total market value $47)	$46	46

TOTAL REPURCHASE AGREEMENT (Cost $46)		46

Total Investments – 99.2% (Cost $13,973)		$13,993

Percentages are based on Net Assets of $14,110 (000).

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock United States	$7,483	$134	$–	$7,617

Foreign Common Stock
Australia	–	173	–	173
Belgium	–	160	–	160
Canada	658	–	–	658
China	–	43	–	43
Denmark	–	54	–	54
France	–	410	–	410
Germany	–	212	–	212
Hong Kong	–	413	–	413
Hungary	–	71	–	71
Israel	–	46	–	46
Italy	–	201	–	201
Japan	–	1,244	–	1,244
Malaysia	–	129	–	129
Netherlands	–	230	–	230
New Zealand	–	61	–	61
Russia	73	–	–	73
Singapore	–	239	–	239
South Korea	–	399	–	399
Sweden	–	75	–	75
Switzerland	–	263	–	263
Taiwan	–	244	–	244
Thailand	–	293	–	293
United Kingdom	–	639	–	639

Total Foreign Common Stock	731	5,599	–	6,330

Total Repurchase Agreement	–	46	–	46

Total Investments in Securities	$8,214	$5,779	$–	$13,993

‡ Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended July 31, 2019, there were transfers of $5,599(000) from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-1100

4